Fees Summary	Jun. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,591,640.00
Previously Paid Amount	0.00
Total Fee Amount	1,162.28
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,162.28
Narrative - Max Aggregate Offering Price	$ 7,591,640.00
Final Prospectus	true